Operating lease arrangements - Aggregate minimum lease payments (Details) - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Operating lease arrangements by lessee
Minimum lease payments payable under non-cancellable operating lease	£ 8,361	£ 10,781
Less than 1 year
Operating lease arrangements by lessee
Minimum lease payments payable under non-cancellable operating lease	1,756	2,256
Later than 1 year and no later than 5 years
Operating lease arrangements by lessee
Minimum lease payments payable under non-cancellable operating lease	2,739	4,557
Over 5 years
Operating lease arrangements by lessee
Minimum lease payments payable under non-cancellable operating lease	£ 3,866	£ 3,968